As filed with the Securities and Exchange Commission on November 18, 2011
1933 Act Registration No. 333-159954
1940 Act Registration No. 811-21029
CIK No. 0001164757

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 5

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 51

Lincoln Life & Annuity Flexible Premium Variable Life Account Y
(Exact Name of Registrant)

American Legacy AssetEdgeSM VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, NY 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
(Name and Address of Agent for Service)

Copy to:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending
December 31, 2010 was filed March 18, 2011.

It is proposed that this filing will become effective:
/x/ immediately upon filing pursuant to paragraph (b)
/ / on May 1, 2011 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be December 22, 2010.

Supplement Dated November 18, 2011
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account Y

American Legacy AssetEdgeSM VUL

Lincoln Life Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account Y

American Legacy AssetEdgeSM VUL

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference.

Changes to “LAPSE AND REINSTATEMENT” section of the prospectus:

The following replaces the first sentence of the “No-Lapse Provision” section:

Your policy includes a No-Lapse Provision, if available to you under our underwriting guidelines.

The Prospectus and Statement of Additional Information, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of Lincoln Life & Annuity Flexible Premium Variable Life Account Y, as submitted with Post-Effective Amendment No. 3 to Registration Statement on Form N-6 filed on April 20, 2011 (File No. 333-159954), are incorporated herein by reference.

PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account (1)

(2) Not applicable.

(3) (a) Principal Underwriting Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc(3)
(b) Selling Group Agreement(1)

(4) (a) Policy Form LN698 NY(14)
(b) Change of Insured Rider—Policy Form LN496 NY(5)
(c) Estate Tax Repeal Rider—Policy Form LR511 NY(6)
(d) Overloan Protection Rider—Policy Form LR540(7)
(e) Waiver of Monthly Deduction Rider—Policy Form LR436 LNY, LR437 LNY(8)

(5) (a) Application—Policy Form LFF06300-18(4)

(6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New York(10)
(b) Bylaws of Lincoln Life & Annuity Company of New York(10)

(7) Form of Reinsurance Contracts(7)

(8) Fund Participation Agreement, and amendments thereto, between The Lincoln National Life Insurance Company and:
(a) American Fund Insurance Series(2)
(b) LVIP Variable Insurance Products Trust(2)

(9) (a) Accounting and Financial Administrative Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York(12)

(b) Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004(11)

(10) Not applicable.
(11) Opinion and Consent of Counsel (Field herewith)
(12) Not Applicable.
(13) Not Applicable.
(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.
(15) Not applicable.
(16) Not applicable.
(17) Compliance Procedures(13)

(1) Incorporated by reference to Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-81886) filed on May 10, 2002.
(2) Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(3) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.
(4) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-155333) filed on November 13, 2008.
(5) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.
(6) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-52194) filed on November 13, 2001.
(7) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008
(8) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42507) filed on December 17, 1997.
(9) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-177663) filed on November 2, 2011.
(10) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 333-77496) filed on April 2, 2007.
(11) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.
(12) Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(13) Incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Charles C. Cornelio**	Executive Vice President; Chief Administrative Officer and Director
Frederick J. Crawford**	Executive Vice President and Director
Mark E. Konen***	Executive Vice President and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
George W. Henderson, III Granville Capital 300 North Greene Street Greensboro, NC 27401	Director
M. Leanne Lachman 870 United Nations Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 South Crouse Avenue Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Second Vice President, Secretary and General Counsel

*	Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

**	Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

***	Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (9)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. currently serves as Principal Underwriter for; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Keith S. Ryan***	Vice President and Chief Financial Officer
Joel Schwartz*	Senior Vice President and Director
Thomas O’Neill*	Senior Vice President, Chief Operating Officer and Director
Anant Bhalla*	Senior Vice President and Treasurer
Linda Woodward***	Secretary

*	Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

**	Principal business address is 350 Church Street, Hartford, CT 06103

***	Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c)  N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account Y, has duly caused this Post-Effective Amendment 5 to the Registration Statement on Form N-6 (File No.: 333-159954; 811-21029; CIK0001164757) to be signed on its behalf by the undersigned duly authorized, in the City of Greensboro and State of North Carolina, on the 18th day of November, 2011.

Lincoln Life & Annuity Flexible Premium
Variable Life Account Y
(Registrant)

/s/ Michael L.Parker
By: ___________________________________
      Michael L. Parker
      Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

/s/ Michael L. Parker
By:  __________________________________
                                                                Michael L. Parker
       Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment 5 to the Registration Statement (File No.: 333-159954; 811-21029; CIK: 0001164757) has been signed below on November 18, 2011, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________                                                                           Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio
/s/ Frederick J. Crawford *
______________________________                                                                           Executive Vice President and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *
______________________________                                                                           Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________                                                                           Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen *
______________________________                                                                           Executive Vice President and Director
Mark E. Konen

/s/ George W. Henderson, III *
______________________________                                                                           Director
George W. Henderson, III

/s/ M. Leanne Lachman *
______________________________                                                                           Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                           Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                           Director
Patrick S. Pittard

/s/ John L. Reizian
*By:________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement